Earnings (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation Of The Numerator And Denominator Of Earnings (Loss) Per Common Share

	Three Fiscal Months Ended
(in millions, except per share data)	March 28, 2014	March 29, 2013
Earnings (loss) per common share — basic:
Net income (loss) attributable to Company common shareholders	$(315.4)	$(45.8)
Less: Net income allocated to participating securities (4)	—	—
Net income (loss) for basic EPS computations (1)	(315.4)	(45.8)

Weighted average shares outstanding for basic EPS computation (2)	49.1	49.7

Earnings (loss) per common share — basic (3)	$(6.42)	$(0.92)

Earnings (loss) per common share — assuming dilution:
Net income (loss) attributable to Company common shareholders	$(315.4)	$(45.8)
Add: preferred stock dividends, if applicable	—	—

Net income (loss) for diluted EPS computation (1)	$(315.4)	$(45.8)

Weighted average shares outstanding including nonvested shares	49.1	49.7
Weighted average shares outstanding for diluted EPS computation (2)	49.1	49.7

Earnings (loss) per common share — assuming dilution	$(6.42)	$(0.92)

(1)	Numerator
(2)	Denominator
(3)	Under the two-class method, earnings (loss) per share – basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
(4)	Outstanding unvested share-based payment awards that contain rights to non-forfeitable dividends are considered participating securities in undistributed earnings in the calculation above; however, the effect rounded to $0.0 million in the three months ended March 28, 2014 and March 29, 2013.

A reconciliation of the numerator and denominator of earnings per common share-basic to earnings per common share-assuming dilution is as follows (in millions, except per share data):

	Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Earnings per share — basic:
Net income attributable to Company common shareholders	$(18.1)	$4.0	$54.5
Less: Net income allocated to participating securities(4)	0.1	—	—

Net income (loss) for basic EPS computations(1)	(18.2)	4.0	54.5

Weighted average shares outstanding for basic EPS computation (2,3)	49.4	49.7	51.9

Earnings per common share — basic (3)	$(0.37)	$0.08	$1.05

Earnings per share — assuming dilution:
Net income attributable to Company common shareholders	$(18.1)	$4.0	$54.5
Add: Preferred stock dividends on convertible stock	—	0.3	0.3

Net income attributable to Company common shareholders — for diluted EPS computation (1)	$(18.1)	$4.3	$54.8

Weighted average shares outstanding including nonvested shares	49.4	49.7	51.9
Dilutive effect of convertible bonds	—	—	0.6
Dilutive effect of stock options and restricted stock units	—	1.0	0.8
Dilutive effect of assumed conversion of preferred stock	—	0.4	0.4

Weighted average shares outstanding for diluted EPS computation (2)	49.4	51.1	53.7

Earnings per common share — assuming dilution	$(0.37)	$0.08	$1.02

(1)	Numerator
(2)	Denominator
(3)	Under the two class method, Earnings per share — basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
(4)	Outstanding unvested share-based payment awards that contain rights to non-forfeitable dividends are considered participating securities in undistributed earnings in the calculation above.

Impact Of Company's Stock Price On Assuming Dilution Calculation For The Subordinated Convertible Notes

The following table provides examples of how changes in the Company’s stock price would require the inclusion of additional shares in the denominator of the weighted average shares outstanding—assuming dilution calculation for the Subordinated Convertible Notes.

Share Price	Shares Underlying Subordinated Convertible Notes	Total Treasury Method Incremental Shares (1)
$36.75	—	—
$38.75	603,152	603,152
$40.75	1,147,099	1,147,099
$42.75	1,640,151	1,640,151
$44.75	2,089,131	2,089,131

(1)	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under GAAP.

The following table provides examples of how changes in the Company’s stock price would require the inclusion of additional shares in the denominator of the weighted average shares outstanding — assuming dilution calculation for the Subordinated Convertible Notes.

Share Price	Shares Underlying Subordinated Convertible Notes	Total Treasury Method Incremental Shares (1)
$36.75	—	—
$38.75	603,152	603,152
$40.75	1,147,099	1,147,099
$42.75	1,640,151	1,640,151
$44.75	2,089,131	2,089,131

(1)	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.